21. INCOME TAX AND DEFERRED TAXES (Details 6)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax And Deferred Taxes Details 6
Tax expense using the legal rate (%)	25.50%	24.00%	22.50%
Tax effect of rates in other jurisdictions (%)	1.95%	4.85%	5.13%
Tax effect of non-taxable revenue (%)	(3.76%)	(6.24%)	(1.79%)
Tax effect of non-deductible expenses (%)	2.14%	0.95%	0.16%
Tax effect of increase in the tax rate in Argentina and USA (%)	(3.70%)	0.00%	0.00%
Tax effect of increase in the tax rate in Chile (%)	1.02%	2.22%	1.94%
Other increases (decreases) in the legal tax charge (%)	(0.74%)	0.77%	(3.23%)
Total adjustments to tax expense using the legal rate (%)	(3.09%)	2.55%	2.21%
Tax expense at the effective rate (%)	22.41%	26.55%	24.71%